Reversal of Impairment (Schedule of Metal Prices Assumptions Used for Impairment Determination) (Details)	Dec. 31, 2017 $ / oz $ / T
Silver Commodity Type [member]
Metal Price Assumptions Used [line items]
2018 | $ / oz	17.56
2019 | $ / oz	18.44
2020 | $ / oz	19.00
2021 | $ / oz	19.00
2022 - 2025 | $ / oz	18.40
Gold Commodity Type [member]
Metal Price Assumptions Used [line items]
2018 | $ / oz	1,300
2019 | $ / oz	1,300
2020 | $ / oz	1,342
2021 | $ / oz	1,325
2022 - 2025 | $ / oz	1,325
Lead Commodity [member]
Metal Price Assumptions Used [line items]
2018 | $ / T	2,469
2019 | $ / T	2,403
2020 | $ / T	2,315
2021 | $ / T	2,205
2022 - 2025 | $ / T	2,205
Zinc Commodity [member]
Metal Price Assumptions Used [line items]
2018 | $ / T	3,175
2019 | $ / T	3,031
2020 | $ / T	2,756
2021 | $ / T	2,756
2022 - 2025 | $ / T	2,425